Notes Payable to Shareholders (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Apr. 15, 2012
Notes Payable to Shareholders (Textual)
Principal amount of unsecured promissory notes to officers and directors		$ 100,000
Maturity date of promissory note	Apr. 15, 2013